Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 90,840	$ 38,186	$ 4,477
Restricted cash	1,234	963	355
Short-term investments			13,996
Deferred financing costs		3,506
Other current assets and prepaid expenses	1,415	1,200	320
Total current assets	93,489	43,855	19,148
Property and equipment, net	3,264	2,467	1,184
Other assets	263	263
Total assets	97,016	46,585	20,332
Current liabilities:
Accounts payable	1,461	1,224	1,144
Accrued expenses	5,806	3,253	593
Future purchase rights liabilities		2,600
Other current liabilities	294	369	8
Total current liabilities	7,561	7,446	1,745
Other long-term liabilities	292	321	43
Commitments and contingencies
Stockholders' (deficit) equity:
Preferred stock, $0.0001 par value; 19,000,000 and 25,000,000 authorized (4,730,400 and 4,498,599 undesignated) at December 31, 2012 and 2013, respectively, and 20,000,000 authorized at June 30, 2014 (unaudited); no shares issued or outstanding at December 31, 2012 and 2013, and June 30, 2014 (unaudited), respectively	0	0	0
Common stock, $0.0001 par value; 24,000,000 and 29,250,000 shares authorized at December 31, 2012 and 2013, respectively, and 130,000,000 authorized at June 30, 2014 (unaudited); 467,167 and 606,238 shares issued and outstanding at December 31, 2012 and 2013, respectively, and 21,790,745 at June 30, 2014 (unaudited)	2	0	0
Additional paid-in capital	213,146	58,413	62,728
Accumulated other comprehensive income	95	96	88
Accumulated deficit	(124,080)	(103,166)	(70,448)
Total stockholders' (deficit) equity	89,163	(44,657)	(7,632)
Total liabilities, redeemable convertible preferred stock, and stockholders' (deficit) equity	97,016	46,585	20,332
Convertible Preferred Stock (Junior) [Member]
Current liabilities:
Convertible preferred stock	0	1,359	1,342
Redeemable Convertible Preferred Stock (Senior) [Member]
Current liabilities:
Convertible preferred stock	$ 0	$ 82,116	$ 24,834